UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

January 31, 2017

Arizona    •    Connecticut    •    Minnesota     •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona Municipal Income Fund	2
Connecticut Municipal Income Fund	3
Minnesota Municipal Income Fund	4
New Jersey Municipal Income Fund	5
Pennsylvania Municipal Income Fund	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	67

Important Notices	68

Eaton Vance

Arizona Municipal Income Fund

January 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	–2.71%	–0.08%	2.61%	3.63%
Class A with 4.75% Maximum Sales Charge	—	—	–7.32	–4.87	1.61	3.13
Class B at NAV	07/25/1991	07/25/1991	–2.93	–0.70	1.86	2.86
Class B with 5% Maximum Sales Charge	—	—	–7.73	–5.55	1.50	2.86
Class C at NAV	12/16/2005	07/25/1991	–3.03	–0.79	1.84	2.86
Class C with 1% Maximum Sales Charge	—	—	–3.98	–1.76	1.84	2.86
Class I at NAV	08/03/2010	07/25/1991	–2.51	0.22	2.81	3.77
Bloomberg Barclays Municipal Bond Index	—	—	–3.34%	–0.28%	2.94%	4.34%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.32	–0.30	3.80	4.92

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.69%	1.44%	1.44%	0.49%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.99%	2.23%	2.23%	3.20%
Taxable-Equivalent Distribution Rate			5.53	4.13	4.13	5.92
SEC 30-day Yield			1.79	1.13	1.14	2.08
Taxable-Equivalent SEC 30-day Yield			3.32	2.10	2.10	3.85

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	–2.37%	0.20%	2.38%	3.45%
Class A with 4.75% Maximum Sales Charge	—	—	–6.97	–4.56	1.38	2.95
Class B at NAV	05/01/1992	05/01/1992	–2.76	–0.56	1.61	2.67
Class B with 5% Maximum Sales Charge	—	—	–7.56	–5.41	1.25	2.67
Class C at NAV	02/09/2006	05/01/1992	–2.85	–0.56	1.61	2.68
Class C with 1% Maximum Sales Charge	—	—	–3.81	–1.53	1.61	2.68
Class I at NAV	03/03/2008	05/01/1992	–2.27	0.40	2.56	3.63
Bloomberg Barclays Municipal Bond Index	—	—	–3.34%	–0.28%	2.94%	4.34%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.32	–0.30	3.80	4.92

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.19%	2.43%	2.43%	3.40%
Taxable-Equivalent Distribution Rate			6.06	4.62	4.62	6.46
SEC 30-day Yield			1.70	1.04	1.04	1.98
Taxable-Equivalent SEC 30-day Yield			3.23	1.97	1.97	3.76

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	–3.11%	–0.82%	2.45%	3.65%
Class A with 4.75% Maximum Sales Charge	—	—	–7.74	–5.51	1.46	3.14
Class B at NAV	07/29/1991	07/29/1991	–3.45	–1.59	1.70	2.88
Class B with 5% Maximum Sales Charge	—	—	–8.22	–6.41	1.33	2.88
Class C at NAV	12/21/2005	07/29/1991	–3.35	–1.50	1.72	2.87
Class C with 1% Maximum Sales Charge	—	—	–4.31	–2.47	1.72	2.87
Class I at NAV	08/03/2010	07/29/1991	–3.01	–0.62	2.65	3.78
Bloomberg Barclays Municipal Bond Index	—	—	–3.34%	–0.28%	2.94%	4.34%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.32	–0.30	3.80	4.92

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.69%	1.45%	1.44%	0.49%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.83%	2.06%	2.06%	3.03%
Taxable-Equivalent Distribution Rate			5.55	4.04	4.04	5.94
SEC 30-day Yield			1.57	0.91	0.90	1.84
Taxable-Equivalent SEC 30-day Yield			3.07	1.78	1.77	3.61

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	–3.17%	–0.51%	3.00%	2.68%
Class A with 4.75% Maximum Sales Charge	—	—	–7.72	–5.24	2.00	2.19
Class C at NAV	12/14/2005	01/08/1991	–3.54	–1.30	2.22	1.91
Class C with 1% Maximum Sales Charge	—	—	–4.49	–2.26	2.22	1.91
Class I at NAV	03/03/2008	01/08/1991	–3.07	–0.31	3.18	2.86
Bloomberg Barclays Municipal Bond Index	—	—	–3.34%	–0.28%	2.94%	4.34%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.32	–0.30	3.80	4.92

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.75%	1.50%	0.55%
Net				0.72	1.47	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.49%	2.73%	3.70%
Taxable-Equivalent Distribution Rate				6.77	5.30	7.18
SEC 30-day Yield				2.16	1.52	2.47
Taxable-Equivalent SEC 30-day Yield				4.20	2.96	4.80

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	–3.09%	–0.63%	2.91%	2.80%
Class A with 4.75% Maximum Sales Charge	—	—	–7.65	–5.34	1.90	2.30
Class B at NAV	01/08/1991	01/08/1991	–3.50	–1.44	2.13	2.03
Class B with 5% Maximum Sales Charge	—	—	–8.25	–6.23	1.78	2.03
Class C at NAV	01/13/2006	01/08/1991	–3.39	–1.33	2.13	2.04
Class C with 1% Maximum Sales Charge	—	—	–4.34	–2.29	2.13	2.04
Class I at NAV	03/03/2008	01/08/1991	–2.97	–0.42	3.09	3.02
Bloomberg Barclays Municipal Bond Index	—	—	–3.34%	–0.28%	2.94%	4.34%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.32	–0.30	3.80	4.92

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.52%	0.57%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.91%	3.14%	3.14%	4.11%
Taxable-Equivalent Distribution Rate			7.13	5.72	5.72	7.49
SEC 30-day Yield			1.75	1.09	1.09	2.04
Taxable-Equivalent SEC 30-day Yield			3.19	1.99	1.99	3.71

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.23%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Prior to August 24, 2016, Bloomberg Barclays Municipal Bond Index and Bloomberg Barclays 20 Year Municipal Index were named Barclays Municipal Bond Index and Barclays 20 Year Municipal Bond Index, respectively. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$972.90	$3.48	0.70%
Class B	$1,000.00	$970.70	$7.20	1.45%
Class C	$1,000.00	$969.70	$7.20	1.45%
Class I	$1,000.00	$974.90	$2.49	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.57	0.70%
Class B	$1,000.00	$1,017.90	$7.38	1.45%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.70	$2.55	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

8

Eaton Vance

Municipal Income Funds

January 31, 2017

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$976.30	$3.54	0.71%
Class B	$1,000.00	$972.40	$7.26	1.46%
Class C	$1,000.00	$971.50	$7.26	1.46%
Class I	$1,000.00	$977.30	$2.54	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class B	$1,000.00	$1,017.80	$7.43	1.46%
Class C	$1,000.00	$1,017.80	$7.43	1.46%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$968.90	$3.47	0.70%
Class B	$1,000.00	$965.50	$7.18	1.45%
Class C	$1,000.00	$966.50	$7.19	1.45%
Class I	$1,000.00	$969.90	$2.48	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.57	0.70%
Class B	$1,000.00	$1,017.90	$7.38	1.45%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.70	$2.55	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

9

Eaton Vance

Municipal Income Funds

January 31, 2017

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$968.30	$3.62	0.73%
Class C	$1,000.00	$964.60	$7.38	1.49%
Class I	$1,000.00	$969.30	$2.63	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$969.10	$3.82	0.77%
Class B	$1,000.00	$965.00	$7.53	1.52%
Class C	$1,000.00	$966.10	$7.53	1.52%
Class I	$1,000.00	$970.30	$2.78	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92	0.77%
Class B	$1,000.00	$1,017.50	$7.73	1.52%
Class C	$1,000.00	$1,017.50	$7.73	1.52%
Class I	$1,000.00	$1,022.40	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.5%

Security	Principal Amount (000’s omitted)	Value

Education — 10.8%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,305,284
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,119,970
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,705,920
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,666,815
Northern Arizona University, 5.00%, 6/1/38	1,000	1,121,050

		$6,919,039

Electric Utilities — 7.7%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,645,545
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,130,560
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,063,130
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,062,540

		$4,901,775

Escrowed / Prerefunded — 10.3%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,577,295
Arizona Health Facilities Authority, (Banner Health System), Prerefunded to 1/1/18, 5.00%, 1/1/35	2,000	2,074,680
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	1,000	1,126,870
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	301,587
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	330,533
Pinal County Electrical District No. 3, Prerefunded to 7/1/21, 5.25%, 7/1/36	1,000	1,158,270

		$6,569,235

General Obligations — 8.1%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$235,427
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	238,368
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	818,551
Phoenix, 4.00%, 7/1/26	1,500	1,693,785

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Tempe, 5.375%, 7/1/21	$1,600	$1,829,280
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	381,027

		$5,196,438

Hospital — 6.9%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,816,864
Maricopa County Industrial Development Authority, (Catholic Healthcare West), Prerefunded to 7/1/17, 5.25%, 7/1/32	1,000	1,018,640
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	543,510
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,066,184

		$4,445,198

Industrial Development Revenue — 1.3%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$867,009

		$867,009

Insured – Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,176,200
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	337,946

		$1,514,146

Insured – Escrowed / Prerefunded — 2.1%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$431,562
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/37	885	900,611

		$1,332,173

Insured – General Obligations — 7.2%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,405,476
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,184,990

		$4,590,466

Insured – Lease Revenue / Certificates of Participation — 3.2%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,050,470

		$2,050,470

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$925,211
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,418,788
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	156,835
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	115,309

		$2,616,143

Insured – Transportation — 4.3%
Pima County, Street and Highway Revenue, (AMBAC), Prerefunded to 7/1/17, 3.25%, 7/1/22	$700	$707,231
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,900	2,033,494

		$2,740,725

Other Revenue — 1.8%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,134,290

		$1,134,290

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$242,473

		$242,473

Special Tax Revenue — 17.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,079,040
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,084,630
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,127,530
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,363,539
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	2,961,000
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,198,980
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,048,150
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,119,970

		$10,982,839

Transportation — 5.2%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,145,670
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,220,760

		$3,366,430

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 6.5%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,715,475
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	785,985
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,686,450

		$4,187,910

Total Tax-Exempt Investments — 99.5% (identified cost $60,021,319)		$63,656,759

Other Assets, Less Liabilities — 0.5%		$312,739

Net Assets — 100.0%		$63,969,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 10.9% of total investments.

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Mar-17	$(5,323,476)	$(5,279,531)	$43,945

						$43,945

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,086,160
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,629,240

		$2,715,400

Education — 12.4%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$555,980
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,247,366
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,398,183
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	214,147
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,632,585
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,643,637
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,106,334
Connecticut Health and Educational Facilities Authority, (Yale University), 0.45%, 7/1/36(1)	1,500	1,500,000
University of Connecticut, 5.00%, 11/15/29	1,000	1,141,310

		$10,439,542

Escrowed / Prerefunded — 5.2%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,024,930
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	795	839,735
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,240,800
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	150,794
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	168,067

		$4,424,326

General Obligations — 17.0%
East Lyme, 4.00%, 7/15/22	$350	$377,706
East Lyme, 4.00%, 7/15/23	525	563,530
East Lyme, 4.25%, 7/15/24	250	269,005
Fairfield, 5.00%, 1/1/23	1,000	1,181,290
Greenwich, 4.00%, 7/15/29	450	493,335
Greenwich, 4.00%, 7/15/30	250	271,352

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Greenwich, 4.00%, 7/15/32	$400	$428,196
North Haven, 5.00%, 7/15/23	1,475	1,747,639
North Haven, 5.00%, 7/15/25	1,490	1,789,460
Norwalk, 4.00%, 7/1/26	1,975	2,135,074
Redding, 5.50%, 10/15/18	400	430,232
Redding, 5.625%, 10/15/19	650	726,212
Stamford, 4.00%, 7/1/25	370	402,356
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,409,207
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	933,669
Wilton, 5.25%, 7/15/18	535	568,352
Wilton, 5.25%, 7/15/19	535	588,281

		$14,314,896

Hospital — 12.9%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,068,300
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,100,830
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	971,310
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/34	2,000	2,223,540
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,083,000
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), (LOC: JPMorgan Chase Bank, N.A.), 0.63%, 7/1/25(2)	1,600	1,600,000
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,705,729
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,145,340

		$10,898,049

Industrial Development Revenue — 3.5%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,940	$2,954,230

		$2,954,230

Insured – Education — 12.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,392,826
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,526,891

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	$40	$41,656
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	55	58,092
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	550,560
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	4,535	4,977,888

		$10,547,913

Insured – Escrowed / Prerefunded — 6.1%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$1,155	$1,219,992
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	725	765,796
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,133,580
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,058,160

		$5,177,528

Insured – General Obligations — 7.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,162,021
Bridgeport, (AGM), 5.00%, 8/15/32	1,270	1,423,352
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,114,140
Hartford, (AGC), 5.00%, 8/15/28	500	536,280
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	547,010
Hartford, (AGM), 5.00%, 4/1/31	440	475,464
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	214,876
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,120,720

		$6,593,863

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$198,588

		$198,588

Insured – Transportation — 4.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$3,638,884

		$3,638,884

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 6.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,103,966
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,249,296

		$5,353,262

Special Tax Revenue — 2.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,274,540

		$2,274,540

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$725	$736,549

		$736,549

Water and Sewer — 3.8%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,132,590
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,671,405
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	234,792
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	145,932

		$3,184,719

Total Tax-Exempt Investments — 98.8% (identified cost $78,661,699)		$83,452,289

Other Assets, Less Liabilities — 1.2%		$1,010,660

Net Assets — 100.0%		$84,462,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 17.7% of total investments.

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at January 31, 2017.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at January 31, 2017.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Mar-17	$(1,368,894)	$(1,357,594)	$11,300

						$11,300

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,407,660

		$2,407,660

Education — 13.7%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,030,800
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,597,395
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,633,515
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,071,630
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	582,225
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,168,146
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	310,705
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	342,758
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	610,019
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	517,425
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,092,477
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	838,155
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,075,200
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,536,081
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,619,837
University of Minnesota, 5.00%, 8/1/27	625	741,094
University of Minnesota, 5.00%, 12/1/36	500	557,600
University of Minnesota, 5.00%, 4/1/41	1,000	1,152,280
University of Minnesota, 5.125%, 4/1/34	1,000	1,075,980

		$19,553,322

Electric Utilities — 6.2%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,311,806
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	629,992
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	397,954
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	509,945

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Minnesota Municipal Power Agency, 5.00%, 10/1/33	$250	$280,550
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	279,468
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	222,856
Northern Municipal Power Agency, 5.00%, 1/1/31	670	766,245
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	355	355,589
Rochester, Electric Utility Revenue, 5.00%, 12/1/42(1)	820	935,079
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,120,090
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,022,544

		$8,832,118

Escrowed / Prerefunded — 11.3%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$380,990
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	692,220
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,080,960
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	301,587
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	330,533
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/33	2,000	2,067,460
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/37	2,000	2,067,460
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,056,080
Minnesota, (Public Safety Radio Communications System), Prerefunded to 6/1/19, 5.00%, 6/1/22	485	527,331
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 4/1/17, 5.25%, 4/1/39	1,475	1,486,136
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,007,160
St. Cloud, (CentraCare Health System), Prerefunded to 5/1/20, 5.125%, 5/1/30	935	1,045,162
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,066,500
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,107,790

		$16,217,369

General Obligations — 29.0%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,180,620
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,035,650
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	705,820

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	$350	$178,259
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,223,460
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,147,440
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	508,550
Duluth, 5.00%, 2/1/31	1,000	1,167,030
Duluth, 5.00%, 2/1/34	1,000	1,151,620
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,111,200
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,143,340
Hennepin County, 5.00%, 12/1/41	2,000	2,325,420
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,586,850
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,390,112
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,160,130
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,152,060
Minnesota, 5.00%, 8/1/32	2,000	2,347,300
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,215,626
Minnesota, Prerefunded to 8/1/19, 5.00%, 8/1/22	1,000	1,093,010
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	34,481
Ramsey County, 4.00%, 2/1/24	500	543,360
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,224,240
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	801,873
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	678,405
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	433,250
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	207,000
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,131,640
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,175,652
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,081,010
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,410,525
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,397,151
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,709,410
Washington County, 3.50%, 2/1/28	1,000	1,005,310
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	774,653

		$41,431,457

Security	Principal Amount (000’s omitted)	Value

Hospital — 9.5%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,091,860
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,174,680
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,226,480
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,084,030
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,666,845
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,919,823
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	70,363
St. Paul Housing and Redevelopment Authority, (Allina Health Systems), 5.25%, 11/15/29	1,000	1,097,780
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,131,870
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	995	1,112,967

		$13,576,698

Housing — 2.3%
Minnesota Housing Finance Agency, 3.10%, 7/1/35	$455	$413,640
Minnesota Housing Finance Agency, 3.15%, 1/1/37	1,100	1,003,607
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	315	316,553
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,595	1,600,886

		$3,334,686

Insured – Electric Utilities — 7.4%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,032,200
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,207,155
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	316,334
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	705	706,036
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,338,330

		$10,600,055

Insured – Escrowed / Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$547,465

		$547,465

Insured – General Obligations — 1.4%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$726,691
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,260,343

		$1,987,034

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$808,102
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,045,340

		$2,853,442

Insured – Special Tax Revenue — 1.4%
St. Paul, Sales Tax Revenue, (XLCA), Prerefunded to 11/1/17, 5.00%, 11/1/30	$2,000	$2,061,940

		$2,061,940

Lease Revenue / Certificates of Participation — 2.6%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,108,780
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	557,545
Minnesota, 5.00%, 6/1/29	1,335	1,528,428
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	596,120

		$3,790,873

Other Revenue — 0.9%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$447,352
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	330,939
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	160	166,642
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	259,500
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	103,143

		$1,307,576

Senior Living / Life Care — 2.3%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,622,784
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,684,603

		$3,307,387

Transportation — 2.4%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,213,460
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,085,460

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	$1,000	$1,121,410

		$3,420,330

Total Tax-Exempt Investments — 94.5% (identified cost $131,673,023)		$135,229,412

Other Assets, Less Liabilities — 5.5%		$7,839,175

Net Assets — 100.0%		$143,068,587

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 8.0% of total investments.

(1)	When-issued security.

19	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Mar-17	$(4,715,079)	$(4,676,156)	$38,923

						$38,923

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.5%

Security	Principal Amount (000’s omitted)	Value

Education — 8.9%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,001,898
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,700	3,216,780
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,620,474
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	890,956
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,932,770
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,567,116

		$14,229,994

Escrowed / Prerefunded — 2.3%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$180,612
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,246,900
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,253,619
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	915	978,391

		$3,659,522

General Obligations — 3.3%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,186,680
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,097,580
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/24	575	646,898
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/26	465	526,268
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	786,247
Ocean County, 5.00%, 8/1/27	900	1,077,372

		$5,321,045

Hospital — 11.9%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,217,260
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,502,400

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$175	$182,508
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	825	801,158
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,583,979
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	2,972,887
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,110,310
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,278,400
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	3,000	3,363,390
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28(1)	1,000	1,100,980
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29(1)	500	547,295
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,249,240

		$18,909,807

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,105	$1,107,088

		$1,107,088

Industrial Development Revenue — 4.7%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,014,763
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	277,509
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	467,956
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,762,382

		$7,522,610

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,099,640

		$4,099,640

Insured – Escrowed / Prerefunded — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,396,038

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$650	$702,923
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	978,606

		$3,077,567

Insured – General Obligations — 9.3%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$714,279
Bayonne, (AGM), 5.00%, 8/1/26	865	997,518
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,310,732
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,281,513
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,964,075
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,140,300
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,174,543
Lakewood Township, (BAM), 4.00%, 11/1/26	250	277,083
Lakewood Township, (BAM), 4.00%, 11/1/27	120	132,480
Paterson, (BAM), 5.00%, 1/15/26	275	300,996
Trenton, (BAM), 5.00%, 12/1/26	500	573,135

		$14,866,654

Insured – Hospital — 2.5%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,950,678

		$3,950,678

Insured – Industrial Development Revenue — 3.7%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,887,216

		$5,887,216

Insured – Lease Revenue / Certificates of Participation — 0.0%(2)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$10	$10,601

		$10,601

Insured – Special Tax Revenue — 11.2%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,180	$5,535,995
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,256,420
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	10,945	7,420,601

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$3,590	$2,323,663
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	320,777

		$17,857,456

Insured – Student Loan — 1.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,860	$2,976,488

		$2,976,488

Insured – Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,210,878
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	922,123

		$3,133,001

Lease Revenue / Certificates of Participation — 4.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,562,207
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	869,444
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,094,660
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	3,190	3,210,990

		$6,737,301

Other Revenue — 1.6%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$2,250	$2,497,095

		$2,497,095

Senior Living / Life Care — 4.7%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,374,133
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,271,010
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,337,787
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,553,561

		$7,536,491

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$302,088
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	527,546

		$829,634

Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.881%, 6/1/36(3)	$4,010	$3,982,933
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	1,826,300

		$5,809,233

Transportation — 12.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,269,500
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	291,503
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,052,500
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,657,100
New Jersey Turnpike Authority, 5.00%, 1/1/30	1,215	1,377,859
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,070,121
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,250	1,418,712
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,642,400
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,098,150

		$19,877,845

Water and Sewer — 2.4%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,735	$3,745,757

		$3,745,757

Total Tax-Exempt Municipal Securities — 96.5% (identified cost $145,828,384)		$153,642,723

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value

Transportation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$4,415,325

Total Taxable Municipal Securities — 2.8% (identified cost $4,651,922)		$4,415,325

Total Investments — 99.3% (identified cost $150,480,306)		$158,058,048

Other Assets, Less Liabilities — 0.7%		$1,155,164

Net Assets — 100.0%		$159,213,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 35.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 10.0% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(4)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 100.3%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$528,686

		$528,686

Education — 15.9%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,449,450
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,069,090
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	890,808
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,307,853
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,099,320
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	2,430	2,465,016
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,163,230
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,171,789
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	301,397
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,064,840
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,841,548
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,841,275
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,959,385
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,237,800
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,729,750
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,506,195
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,732,450

		$34,831,196

Escrowed / Prerefunded — 7.4%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/18, 5.00%, 3/1/33	$1,150	$1,199,818
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	790	862,317
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	354,750

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	$2,015	$2,236,610
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	1,840	1,974,651
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	160	171,709
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,500	1,629,120
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	4,500	4,752,810
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	1,235	1,331,935
University of Pittsburgh, Prerefunded to 9/15/19, 5.25%, 9/15/29	1,500	1,655,550

		$16,169,270

General Obligations — 4.5%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,104,980
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,120,520
Chester County, 5.00%, 7/15/27	210	227,846
Chester County, 5.00%, 7/15/28	85	92,181
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,481,090
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,271,600
Owen J. Roberts School District, 5.00%, 5/15/28	535	614,891

		$9,913,108

Hospital — 12.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,251,640
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	574,655
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,159,000
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,409,007
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,084,000
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,353,477
Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	1,000	1,005,180
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	725,133
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,731,428
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	2,000	1,981,920
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,516,825

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$2,550	$2,746,630
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	211,721
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,702,845

		$26,453,461

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$789,195

		$789,195

Industrial Development Revenue — 1.1%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,306,512
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,091,170

		$2,397,682

Insured – Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,536,714
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	352,634

		$1,889,348

Insured – Escrowed / Prerefunded — 20.0%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,885	$2,099,249
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/26	940	1,046,840
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,419,875
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,487,975
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,428,099
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,260,361
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	6,930	7,379,064
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	3,000	3,158,310
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,861,382

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	$2,765	$2,949,343
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,159,960
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,449,276
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	363,837
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	358,248
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,449,731
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,091,444

		$43,962,994

Insured – General Obligations — 11.4%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$108,890
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,680,585
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,732,742
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,950,353
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,888,746
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,821,737
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,168,707
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,654,000
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	871,830
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	752,560
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,004,976
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,100,480
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,581
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	822,162
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,124,780
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,196,729

		$24,944,858

Insured – Hospital — 1.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,462,040

		$2,462,040

Insured – Lease Revenue / Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,065,260
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,396,937

25	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	$3,250	$3,846,408

		$12,308,605

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,195,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	289,671

		$2,485,631

Insured – Transportation — 3.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,831,363
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,673,010

		$7,504,373

Insured – Water and Sewer — 2.7%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,144,950
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,576,957
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,127,295

		$5,849,202

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,076,225
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,963,186

		$4,039,411

Senior Living / Life Care — 0.2%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$325,008

		$325,008

Special Tax Revenue — 1.6%
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/31	$1,000	$1,161,780
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/32	1,000	1,156,270
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	7,500	704,775

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$525	$358,292
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	164,059

		$3,545,176

Transportation — 5.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$840,999
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	449,972
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,067,918
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,699,856
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,356,520
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	878,464

		$11,293,729

Water and Sewer — 3.9%
Chester Water Authority, 5.00%, 12/1/35	$795	$898,716
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	1,941,712
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,783,828
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,369,800
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,617,137

		$8,611,193

Total Tax-Exempt Municipal Securities — 100.3% (identified cost $207,500,953)		$220,304,166

26	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$129	$51,584

Total Taxable Municipal Securities — 0.0%(3) (identified cost $129,130)		$51,584

Total Investments — 100.3% (identified cost $207,630,083)		$220,355,750

Other Assets, Less Liabilities — (0.3)%		$(699,158)

Net Assets — 100.0%		$219,656,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 46.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-17	$(2,281,490)	$(2,262,656)	$18,834

						$18,834

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Assets and Liabilities (Unaudited)

	January 31, 2017
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$60,021,319	$78,661,699	$131,673,023
Unrealized appreciation	3,635,440	4,790,590	3,556,389
Investments, at value	$63,656,759	$83,452,289	$135,229,412
Cash	$986,080	$489,457	$5,975,643
Restricted cash*	154,000	39,600	136,400
Interest receivable	369,719	641,795	1,704,095
Receivable for investments sold	—	—	1,045,157
Receivable for Fund shares sold	39,450	177,625	1,515,349
Total assets	$65,206,008	$84,800,766	$145,606,056

Liabilities
Payable for when-issued securities	$—	$—	$941,737
Payable for variation margin on open financial futures contracts	20,781	5,344	18,406
Payable for Fund shares redeemed	1,117,647	205,445	1,380,213
Distributions payable	36,476	46,526	89,722
Payable to affiliates:
Investment adviser fee	15,700	22,705	40,986
Distribution and service fees	12,907	16,605	21,343
Accrued expenses	32,999	41,192	45,062
Total liabilities	$1,236,510	$337,817	$2,537,469
Net Assets	$63,969,498	$84,462,949	$143,068,587

Sources of Net Assets
Paid-in capital	$65,363,574	$84,875,208	$142,400,490
Accumulated net realized loss	(5,322,199)	(5,176,041)	(2,931,992)
Accumulated undistributed (distributions in excess of) net investment income	248,738	(38,108)	4,777
Net unrealized appreciation	3,679,385	4,801,890	3,595,312
Net Assets	$63,969,498	$84,462,949	$143,068,587

Class A Shares
Net Assets	$44,916,651	$64,302,557	$66,184,480
Shares Outstanding	4,761,538	6,360,734	7,092,101
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$10.11	$9.33
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.90	$10.61	$9.80

Class B Shares
Net Assets	$246,067	$709,487	$143,600
Shares Outstanding	23,467	70,511	14,302
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.49	$10.06	$10.04

Class C Shares
Net Assets	$6,268,009	$6,261,610	$12,246,392
Shares Outstanding	597,504	621,564	1,220,214
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.49	$10.07	$10.04

Class I Shares
Net Assets	$12,538,771	$13,189,295	$64,494,115
Shares Outstanding	1,329,421	1,304,328	6,909,938
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$10.11	$9.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2017
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$150,480,306	$207,630,083
Unrealized appreciation	7,577,742	12,725,667
Investments, at value	$158,058,048	$220,355,750
Cash	$4,722,842	$2,779,737
Restricted cash*	—	66,000
Interest receivable	1,128,248	1,847,469
Receivable for Fund shares sold	159,385	629,452
Total assets	$164,068,523	$225,678,408

Liabilities
Payable for floating rate notes issued	$—	$5,000,000
Payable for when-issued securities	1,734,880	—
Payable for variation margin on open financial futures contracts	—	8,906
Payable for Fund shares redeemed	2,873,111	646,834
Distributions payable	97,324	156,007
Payable to affiliates:
Investment adviser fee	51,493	74,056
Distribution and service fees	36,981	50,676
Interest expense and fees payable	—	12,432
Accrued expenses	61,522	72,905
Total liabilities	$4,855,311	$6,021,816
Net Assets	$159,213,212	$219,656,592

Sources of Net Assets
Paid-in capital	$187,901,282	$245,568,931
Accumulated net realized loss	(37,528,842)	(38,715,018)
Accumulated undistributed net investment income	1,263,030	58,178
Net unrealized appreciation	7,577,742	12,744,501
Net Assets	$159,213,212	$219,656,592

Class A Shares
Net Assets	$109,201,651	$136,668,872
Shares Outstanding	12,057,947	15,767,869
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.06	$8.67
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.51	$9.10

Class B Shares
Net Assets	$—	$1,339,515
Shares Outstanding	—	149,307
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.97

Class C Shares
Net Assets	$22,818,050	$32,315,427
Shares Outstanding	2,414,483	3,600,486
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.45	$8.98

Class I Shares
Net Assets	$27,193,511	$49,332,778
Shares Outstanding	3,001,715	5,670,070
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.06	$8.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2017
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$1,257,022	$1,698,074	$2,555,834
Total investment income	$1,257,022	$1,698,074	$2,555,834

Expenses
Investment adviser fee	$97,955	$141,075	$255,431
Distribution and service fees
Class A	47,071	67,251	72,199
Class B	1,265	3,694	977
Class C	31,519	32,082	61,199
Trustees’ fees and expenses	2,163	2,756	4,300
Custodian fee	14,927	17,032	23,993
Transfer and dividend disbursing agent fees	10,922	18,675	30,209
Legal and accounting services	24,668	26,352	26,236
Printing and postage	4,307	5,045	6,587
Registration fees	5,399	3,098	3,575
Miscellaneous	8,916	10,541	15,943
Total expenses	$249,112	$327,601	$500,649

Net investment income	$1,007,910	$1,370,473	$2,055,185

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(51,958)	$88,510	$236,038
Financial futures contracts	270,703	69,657	239,765
Net realized gain	$218,745	$158,167	$475,803
Change in unrealized appreciation (depreciation) —
Investments	$(3,559,406)	$(3,794,525)	$(7,536,170)
Financial futures contracts	455,720	117,185	403,638
Net change in unrealized appreciation (depreciation)	$(3,103,686)	$(3,677,340)	$(7,132,532)

Net realized and unrealized loss	$(2,884,941)	$(3,519,173)	$(6,656,729)

Net decrease in net assets from operations	$(1,877,031)	$(2,148,700)	$(4,601,544)

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2017
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$3,519,889	$5,063,414
Total investment income	$3,519,889	$5,063,414

Expenses
Investment adviser fee	$313,676	$457,087
Distribution and service fees
Class A	113,975	143,017
Class B	—	7,227
Class C	114,927	171,377
Trustees’ fees and expenses	5,086	6,616
Custodian fee	26,425	34,136
Transfer and dividend disbursing agent fees	37,425	48,819
Legal and accounting services	31,970	39,145
Printing and postage	8,544	10,233
Registration fees	2,636	3,034
Interest expense and fees	9,257	39,621
Miscellaneous	13,757	18,777
Total expenses	$677,678	$979,089

Net investment income	$2,842,211	$4,084,325

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,421,729	$1,172,890
Financial futures contracts	(110,896)	116,015
Net realized gain	$1,310,833	$1,288,905
Change in unrealized appreciation (depreciation) —
Investments	$(10,013,945)	$(13,034,937)
Financial futures contracts	358,770	195,309
Net change in unrealized appreciation (depreciation)	$(9,655,175)	$(12,839,628)

Net realized and unrealized loss	$(8,344,342)	$(11,550,723)

Net decrease in net assets from operations	$(5,502,131)	$(7,466,398)

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Changes in Net Assets

	Six Months Ended January 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,007,910	$1,370,473	$2,055,185
Net realized gain from investment transactions and financial futures contracts	218,745	158,167	475,803
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,103,686)	(3,677,340)	(7,132,532)
Net decrease in net assets from operations	$(1,877,031)	$(2,148,700)	$(4,601,544)
Distributions to shareholders —
From net investment income
Class A	$(702,235)	$(1,047,484)	$(1,032,256)
Class B	(2,971)	(9,207)	(2,168)
Class C	(74,027)	(79,840)	(135,962)
Class I	(221,627)	(221,810)	(924,853)
Total distributions to shareholders	$(1,000,860)	$(1,358,341)	$(2,095,239)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,847,888	$2,152,463	$5,399,101
Class B	—	3,662	—
Class C	464,706	486,962	938,800
Class I	4,843,671	2,245,093	25,924,116
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	621,279	878,935	963,871
Class B	2,612	4,553	2,120
Class C	62,463	56,710	122,648
Class I	67,193	128,745	470,753
Cost of shares redeemed
Class A	(3,557,548)	(4,865,813)	(10,963,186)
Class B	(1,418)	(51,454)	(17,352)
Class C	(566,695)	(1,034,803)	(1,217,957)
Class I	(4,152,423)	(1,471,308)	(18,625,685)
Net asset value of shares exchanged
Class A	21,260	11,706	63,222
Class B	(21,260)	(11,706)	(63,222)
Net increase (decrease) in net assets from Fund share transactions	$(368,272)	$(1,466,255)	$2,997,229

Net decrease in net assets	$(3,246,163)	$(4,973,296)	$(3,699,554)

Net Assets
At beginning of period	$67,215,661	$89,436,245	$146,768,141
At end of period	$63,969,498	$84,462,949	$143,068,587

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$248,738	$(38,108)	$4,777

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$2,842,211	$4,084,325
Net realized gain from investment transactions and financial futures contracts	1,310,833	1,288,905
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(9,655,175)	(12,839,628)
Net decrease in net assets from operations	$(5,502,131)	$(7,466,398)
Distributions to shareholders —
From net investment income
Class A	$(1,953,595)	$(2,569,693)
Class B	—	(21,565)
Class C	(323,716)	(512,194)
Class I	(539,878)	(990,499)
Total distributions to shareholders	$(2,817,189)	$(4,093,951)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,980,523	$9,838,375
Class C	1,909,670	1,679,114
Class I	13,058,533	6,632,717
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,569,521	2,291,465
Class B	—	21,463
Class C	242,716	462,834
Class I	394,944	385,738
Cost of shares redeemed
Class A	(10,833,540)	(16,352,060)
Class B	—	(112,196)
Class C	(2,858,987)	(6,020,354)
Class I	(13,510,107)	(8,388,247)
Net asset value of shares exchanged
Class A	—	239,212
Class B	—	(239,212)
Net decrease in net assets from Fund share transactions	$(3,046,727)	$(9,561,151)

Net decrease in net assets	$(11,366,047)	$(21,121,500)

Net Assets
At beginning of period	$170,579,259	$240,778,092
At end of period	$159,213,212	$219,656,592

Accumulated undistributed net investment income included in net assets
At end of period	$1,263,030	$58,178

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,103,046	$2,951,537	$3,933,047
Net realized gain (loss) from investment transactions and financial futures contracts	(344,604)	139,642	70,675
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,284,052	2,233,445	2,911,347
Net increase in net assets from operations	$4,042,494	$5,324,624	$6,915,069
Distributions to shareholders —
From net investment income
Class A	$(1,557,569)	$(2,325,100)	$(2,193,739)
Class B	(7,364)	(23,541)	(7,930)
Class C	(147,864)	(175,253)	(276,708)
Class I	(376,464)	(397,088)	(1,478,703)
Total distributions to shareholders	$(2,089,261)	$(2,920,982)	$(3,957,080)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,580,550	$2,970,629	$9,667,740
Class B	32,188	9,546	—
Class C	1,265,565	1,517,163	2,667,890
Class I	6,848,625	4,561,081	30,276,298
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,366,043	1,923,785	2,045,891
Class B	6,915	12,239	7,921
Class C	125,979	128,089	250,009
Class I	83,699	235,160	765,345
Cost of shares redeemed
Class A	(5,220,798)	(10,256,613)	(11,011,849)
Class B	(42,280)	(210,509)	(41,983)
Class C	(666,777)	(1,545,276)	(1,836,186)
Class I	(4,628,436)	(1,617,680)	(10,161,356)
Net asset value of shares exchanged
Class A	53,995	66,548	146,542
Class B	(53,995)	(66,548)	(146,542)
Net increase (decrease) in net assets from Fund share transactions	$1,751,273	$(2,272,386)	$22,629,720

Net increase in net assets	$3,704,506	$131,256	$25,587,709

Net Assets
At beginning of year	$63,511,155	$89,304,989	$121,180,432
At end of year	$67,215,661	$89,436,245	$146,768,141

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(50,240)	$44,831

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,907,377	$8,640,765
Net realized gain from investment transactions and financial futures contracts	1,294,371	377,104
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,646,599	4,672,202
Net increase in net assets from operations	$10,848,347	$13,690,071
Distributions to shareholders —
From net investment income
Class A	$(4,210,260)	$(5,402,721)
Class B	—	(56,047)
Class C	(661,431)	(1,064,861)
Class I	(990,851)	(2,035,397)
Total distributions to shareholders	$(5,862,542)	$(8,559,026)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,669,607	$15,445,757
Class B	—	7,066
Class C	4,083,260	7,874,267
Class I	11,130,312	12,080,606
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,375,109	4,772,707
Class B	—	54,779
Class C	481,514	953,615
Class I	708,510	716,313
Cost of shares redeemed
Class A	(16,057,958)	(16,356,209)
Class B	—	(131,343)
Class C	(3,670,986)	(4,302,868)
Class I	(8,799,969)	(9,639,418)
Net asset value of shares exchanged
Class A	—	254,606
Class B	—	(254,606)
Net increase (decrease) in net assets from Fund share transactions	$(3,080,601)	$11,475,272

Net increase in net assets	$1,905,204	$16,606,317

Net Assets
At beginning of year	$168,674,055	$224,171,775
At end of year	$170,579,259	$240,778,092

Accumulated undistributed net investment income included in net assets
At end of year	$1,238,008	$67,804

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.840		$9.540	$9.650	$9.300	$10.030	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.321	$0.346	$0.378	$0.374	$0.404
Net realized and unrealized gain (loss)	(0.411)		0.298	(0.088)	0.337	(0.741)	0.736

Total income (loss) from operations	$(0.265)		$0.619	$0.258	$0.715	$(0.367)	$1.140

Less Distributions
From net investment income	$(0.145)		$(0.319)	$(0.368)	$(0.365)	$(0.363)	$(0.387)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.145)		$(0.319)	$(0.368)	$(0.365)	$(0.363)	$(0.390)

Net asset value — End of period	$9.430		$9.840	$9.540	$9.650	$9.300	$10.030

Total Return(2)	(2.71	)%(3)	6.60%	2.67%	7.84%	(3.82)%	12.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,917		$47,956	$47,736	$52,491	$54,949	$62,591
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.70	%(5)	0.69%	0.72%	0.73%	0.74%	0.74%
Interest and fee expense(6)	—		—	—	0.03%	0.02%	0.02%
Total expenses(4)	0.70	%(5)	0.69%	0.72%	0.76%	0.76%	0.76%
Net investment income	3.01	%(5)	3.32%	3.56%	4.01%	3.77%	4.17%
Portfolio Turnover	10	%(3)	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Arizona Fund — Class B
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.930		$10.600	$10.720	$10.330	$11.140	$10.310

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.278	$0.294	$0.343	$0.334	$0.368
Net realized and unrealized gain (loss)	(0.441)		0.326	(0.086)	0.374	(0.823)	0.815

Total income (loss) from operations	$(0.319)		$0.604	$0.208	$0.717	$(0.489)	$1.183

Less Distributions
From net investment income	$(0.121)		$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.350)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.121)		$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.353)

Net asset value — End of period	$10.490		$10.930	$10.600	$10.720	$10.330	$11.140

Total Return(2)	(2.93	)%(3)	5.78%	1.93%	7.05%	(4.53)%	11.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$246		$277	$326	$555	$789	$1,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.47%	1.48%	1.49%	1.49%
Interest and fee expense(6)	—		—	—	0.03%	0.02%	0.02%
Total expenses(4)	1.45	%(5)	1.44%	1.47%	1.51%	1.51%	1.51%
Net investment income	2.25	%(5)	2.59%	2.72%	3.28%	3.02%	3.42%
Portfolio Turnover	10	%(3)	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.940		$10.610	$10.730	$10.340	$11.150	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.275	$0.305	$0.343	$0.333	$0.366
Net realized and unrealized gain (loss)	(0.451)		0.329	(0.097)	0.374	(0.822)	0.817

Total income (loss) from operations	$(0.329)		$0.604	$0.208	$0.717	$(0.489)	$1.183

Less Distributions
From net investment income	$(0.121)		$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.350)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.121)		$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.353)

Net asset value — End of period	$10.490		$10.940	$10.610	$10.730	$10.340	$11.150

Total Return(2)	(3.03	)%(3)	5.77%	1.93%	7.05%	(4.52)%	11.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,268		$6,592	$5,690	$5,792	$7,733	$9,602
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.47%	1.48%	1.49%	1.49%
Interest and fee expense(6)	—		—	—	0.03%	0.02%	0.02%
Total expenses(4)	1.45	%(5)	1.44%	1.47%	1.51%	1.51%	1.51%
Net investment income	2.25	%(5)	2.56%	2.83%	3.28%	3.01%	3.39%
Portfolio Turnover	10	%(3)	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.830		$9.540	$9.640	$9.300	$10.020	$9.270

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.339	$0.368	$0.396	$0.392	$0.423
Net realized and unrealized gain (loss)	(0.401)		0.289	(0.081)	0.328	(0.729)	0.736

Total income (loss) from operations	$(0.245)		$0.628	$0.287	$0.724	$(0.337)	$1.159

Less Distributions
From net investment income	$(0.155)		$(0.338)	$(0.387)	$(0.384)	$(0.383)	$(0.406)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.155)		$(0.338)	$(0.387)	$(0.384)	$(0.383)	$(0.409)

Net asset value — End of period	$9.430		$9.830	$9.540	$9.640	$9.300	$10.020

Total Return(2)	(2.51	)%(3)	6.70%	2.98%	7.94%	(3.53)%	12.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,539		$12,390	$9,759	$9,136	$6,852	$2,658
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.50	%(5)	0.49%	0.52%	0.53%	0.54%	0.54%
Interest and fee expense(6)	—		—	—	0.03%	0.02%	0.02%
Total expenses(4)	0.50	%(5)	0.49%	0.52%	0.56%	0.56%	0.56%
Net investment income	3.21	%(5)	3.50%	3.79%	4.20%	3.95%	4.35%
Portfolio Turnover	10	%(3)	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.520		$10.240	$10.240	$9.890	$10.750	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.351	$0.364	$0.386	$0.383	$0.415
Net realized and unrealized gain (loss)	(0.412)		0.276	(0.004)	0.347	(0.862)	0.700

Total income (loss) from operations	$(0.248)		$0.627	$0.360	$0.733	$(0.479)	$1.115

Less Distributions
From net investment income	$(0.162)		$(0.347)	$(0.360)	$(0.383)	$(0.379)	$(0.412)
Tax return of capital	—		—	—	—	(0.002)	(0.003)

Total distributions	$(0.162)		$(0.347)	$(0.360)	$(0.383)	$(0.381)	$(0.415)

Net asset value — End of period	$10.110		$10.520	$10.240	$10.240	$9.890	$10.750

Total Return(2)	(2.37	)%(3)	6.22%	3.53%	7.56%	(4.62)%	11.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,303		$68,795	$72,210	$76,772	$88,850	$101,699
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.72%	0.72%	0.71%	0.73%	0.75%
Interest and fee expense(6)	—		—	0.03%	0.07%	0.05%	0.05%
Total expenses(4)	0.71	%(5)	0.72%	0.75%	0.78%	0.78%	0.80%
Net investment income	3.14	%(5)	3.38%	3.52%	3.87%	3.62%	3.98%
Portfolio Turnover	6	%(3)	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class B
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.470		$10.190	$10.190	$9.850	$10.700	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.272	$0.285	$0.309	$0.303	$0.336
Net realized and unrealized gain (loss)	(0.411)		0.276	(0.004)	0.337	(0.853)	0.699

Total income (loss) from operations	$(0.287)		$0.548	$0.281	$0.646	$(0.550)	$1.035

Less Distributions
From net investment income	$(0.123)		$(0.268)	$(0.281)	$(0.306)	$(0.299)	$(0.333)
Tax return of capital	—		—	—	—	(0.001)	(0.002)

Total distributions	$(0.123)		$(0.268)	$(0.281)	$(0.306)	$(0.300)	$(0.335)

Net asset value — End of period	$10.060		$10.470	$10.190	$10.190	$9.850	$10.700

Total Return(2)	(2.76	)%(3)	5.44%	2.76%	6.67%	(5.28)%	10.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$709		$795	$1,026	$1,439	$1,642	$2,576
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.47%	1.46%	1.49%	1.50%
Interest and fee expense(6)	—		—	0.03%	0.07%	0.05%	0.05%
Total expenses(4)	1.46	%(5)	1.47%	1.50%	1.53%	1.54%	1.55%
Net investment income	2.40	%(5)	2.64%	2.77%	3.11%	2.87%	3.24%
Portfolio Turnover	6	%(3)	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.490		$10.200	$10.200	$9.860	$10.710	$10.010

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.271	$0.285	$0.310	$0.302	$0.335
Net realized and unrealized gain (loss)	(0.421)		0.287	(0.003)	0.337	(0.852)	0.700

Total income (loss) from operations	$(0.297)		$0.558	$0.282	$0.647	$(0.550)	$1.035

Less Distributions
From net investment income	$(0.123)		$(0.268)	$(0.282)	$(0.307)	$(0.299)	$(0.333)
Tax return of capital	—		—	—	—	(0.001)	(0.002)

Total distributions	$(0.123)		$(0.268)	$(0.282)	$(0.307)	$(0.300)	$(0.335)

Net asset value — End of period	$10.070		$10.490	$10.200	$10.200	$9.860	$10.710

Total Return(2)	(2.85	)%(3)	5.54%	2.76%	6.67%	(5.27)%	10.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,262		$7,020	$6,739	$6,447	$6,787	$7,766
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.47%	1.46%	1.48%	1.50%
Interest and fee expense(6)	—		—	0.03%	0.07%	0.05%	0.05%
Total expenses(4)	1.46	%(5)	1.47%	1.50%	1.53%	1.53%	1.55%
Net investment income	2.39	%(5)	2.62%	2.77%	3.11%	2.86%	3.22%
Portfolio Turnover	6	%(3)	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.520		$10.240	$10.240	$9.890	$10.760	$10.050

Income (Loss) From Operations
Net investment income	$0.174	(1)	$0.371 (1)	$0.385 (1)	$0.406 (1)	$0.404 (1)	$0.438
Net realized and unrealized gain (loss)	(0.411)		0.276	(0.004)	0.347	(0.872)	0.708

Total income (loss) from operations	$(0.237)		$0.647	$0.381	$0.753	$(0.468)	$1.146

Less Distributions
From net investment income	$(0.173)		$(0.367)	$(0.381)	$(0.403)	$(0.400)	$(0.433)
Tax return of capital	—		—	—	—	(0.002)	(0.003)

Total distributions	$(0.173)		$(0.367)	$(0.381)	$(0.403)	$(0.402)	$(0.436)

Net asset value — End of period	$10.110		$10.520	$10.240	$10.240	$9.890	$10.760

Total Return(2)	(2.27	)%(3)	6.43%	3.74%	7.78%	(4.52)%	11.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,189		$12,826	$9,330	$9,987	$8,454	$10,701
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.52%	0.52%	0.51%	0.53%	0.54%
Interest and fee expense(6)	—		—	0.03%	0.07%	0.05%	0.05%
Total expenses(4)	0.51	%(5)	0.52%	0.55%	0.58%	0.58%	0.59%
Net investment income	3.34	%(5)	3.57%	3.71%	4.05%	3.82%	4.11%
Portfolio Turnover	6	%(3)	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.770		$9.550	$9.580	$9.230	$9.760	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.288	$0.312	$0.319	$0.306	$0.341
Net realized and unrealized gain (loss)	(0.437)		0.222	(0.033)	0.349	(0.533)	0.598

Total income (loss) from operations	$(0.302)		$0.510	$0.279	$0.668	$(0.227)	$0.939

Less Distributions
From net investment income	$(0.138)		$(0.290)	$(0.309)	$(0.318)	$(0.303)	$(0.339)

Total distributions	$(0.138)		$(0.290)	$(0.309)	$(0.318)	$(0.303)	$(0.339)

Net asset value — End of period	$9.330		$9.770	$9.550	$9.580	$9.230	$9.760

Total Return(2)	(3.11	)%(3)	5.42%	2.94%	7.36%	(2.43)%	10.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,184		$74,061	$71,598	$73,246	$77,456	$86,725
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.70	%(5)	0.69%	0.71%	0.71%	0.72%	0.72%
Net investment income	2.81	%(5)	2.98%	3.24%	3.40%	3.15%	3.59%
Portfolio Turnover	11	%(3)	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class B
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.510		$10.280	$10.310	$9.930	$10.500	$9.860

Income (Loss) From Operations
Net investment income(1)	$0.107		$0.234	$0.258	$0.268	$0.251	$0.295
Net realized and unrealized gain (loss)	(0.468)		0.230	(0.033)	0.378	(0.573)	0.633

Total income (loss) from operations	$(0.361)		$0.464	$0.225	$0.646	$(0.322)	$0.928

Less Distributions
From net investment income	$(0.109)		$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Total distributions	$(0.109)		$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Net asset value — End of period	$10.040		$10.510	$10.280	$10.310	$9.930	$10.500

Total Return(2)	(3.45	)%(3)	4.57%	2.19%	6.59%	(3.15)%	9.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144		$231	$404	$535	$846	$1,323
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(5)	1.45%	1.46%	1.47%	1.47%	1.47%
Net investment income	2.06	%(5)	2.26%	2.49%	2.66%	2.40%	2.89%
Portfolio Turnover	11	%(3)	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.500		$10.270	$10.300	$9.920	$10.490	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.106		$0.231	$0.257	$0.268	$0.250	$0.289
Net realized and unrealized gain (loss)	(0.457)		0.233	(0.032)	0.378	(0.572)	0.639

Total income (loss) from operations	$(0.351)		$0.464	$0.225	$0.646	$(0.322)	$0.928

Less Distributions
From net investment income	$(0.109)		$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Total distributions	$(0.109)		$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Net asset value — End of period	$10.040		$10.500	$10.270	$10.300	$9.920	$10.490

Total Return(2)	(3.35	)%(3)	4.57%	2.19%	6.60%	(3.16)%	9.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,246		$12,990	$11,636	$11,098	$12,298	$12,955
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(5)	1.44%	1.46%	1.47%	1.47%	1.47%
Net investment income	2.06	%(5)	2.23%	2.48%	2.66%	2.39%	2.83%
Portfolio Turnover	11	%(3)	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.770		$9.550	$9.580	$9.230	$9.760	$9.160

Income (Loss) From Operations
Net investment income	$0.144	(1)	$0.304 (1)	$0.330 (1)	$0.337 (1)	$0.325 (1)	$0.358
Net realized and unrealized gain (loss)	(0.437)		0.225	(0.031)	0.349	(0.532)	0.600

Total income (loss) from operations	$(0.293)		$0.529	$0.299	$0.686	$(0.207)	$0.958

Less Distributions
From net investment income	$(0.147)		$(0.309)	$(0.329)	$(0.336)	$(0.323)	$(0.358)

Total distributions	$(0.147)		$(0.309)	$(0.329)	$(0.336)	$(0.323)	$(0.358)

Net asset value — End of period	$9.330		$9.770	$9.550	$9.580	$9.230	$9.760

Total Return(2)	(3.01	)%(3)	5.63%	3.15%	7.57%	(2.23)%	10.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,494		$59,486	$37,542	$25,888	$21,323	$21,608
Ratios (as a percentage of average daily net assets):
Total expenses(4)	0.50	%(5)	0.49%	0.51%	0.51%	0.52%	0.52%
Net investment income	3.01	%(5)	3.15%	3.43%	3.60%	3.35%	3.54%
Portfolio Turnover	11	%(3)	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.520		$9.240	$9.310	$9.010	$9.580	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.339	$0.337	$0.357	$0.382	$0.396
Net realized and unrealized gain (loss)	(0.461)		0.277	(0.072)	0.299	(0.570)	0.748

Total income (loss) from operations	$(0.299)		$0.616	$0.265	$0.656	$(0.188)	$1.144

Less Distributions
From net investment income	$(0.161)		$(0.336)	$(0.335)	$(0.356)	$(0.382)	$(0.394)

Total distributions	$(0.161)		$(0.336)	$(0.335)	$(0.356)	$(0.382)	$(0.394)

Net asset value — End of period	$9.060		$9.520	$9.240	$9.310	$9.010	$9.580

Total Return(2)	(3.17	)%(3)	6.78%	2.86%	7.43%	(2.12)%	13.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,202		$117,155	$120,659	$135,265	$146,499	$173,054
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.72%	0.73%	0.74%	0.75%	0.76%
Interest and fee expense(6)	0.01	%(5)	0.03%	0.02%	0.03%	0.07%	0.07%
Total expenses(4)	0.73	%(5)	0.75%	0.75%	0.77%	0.82%	0.83%
Net investment income	3.46	%(5)	3.62%	3.60%	3.92%	3.98%	4.31%
Portfolio Turnover	9	%(3)	17%	8%	16%	6%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.930		$9.640	$9.710	$9.400	$9.990	$9.210

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.280	$0.278	$0.300	$0.323	$0.340
Net realized and unrealized gain (loss)	(0.482)		0.288	(0.072)	0.310	(0.590)	0.780

Total income (loss) from operations	$(0.349)		$0.568	$0.206	$0.610	$(0.267)	$1.120

Less Distributions
From net investment income	$(0.131)		$(0.278)	$(0.276)	$(0.300)	$(0.323)	$(0.340)

Total distributions	$(0.131)		$(0.278)	$(0.276)	$(0.300)	$(0.323)	$(0.340)

Net asset value — End of period	$9.450		$9.930	$9.640	$9.710	$9.400	$9.990

Total Return(2)	(3.54	)%(3)	5.97%	2.13%	6.59%	(2.81)%	12.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,818		$24,731	$23,141	$24,442	$25,796	$28,066
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.47%	1.48%	1.49%	1.50%	1.51%
Interest and fee expense(6)	0.01	%(5)	0.03%	0.02%	0.03%	0.07%	0.07%
Total expenses(4)	1.49	%(5)	1.50%	1.50%	1.52%	1.57%	1.58%
Net investment income	2.71	%(5)	2.86%	2.85%	3.16%	3.23%	3.55%
Portfolio Turnover	9	%(3)	17%	8%	16%	6%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.520		$9.240	$9.310	$9.010	$9.580	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.357	$0.355	$0.372	$0.401	$0.412
Net realized and unrealized gain (loss)	(0.462)		0.278	(0.071)	0.302	(0.570)	0.751

Total income (loss) from operations	$(0.290)		$0.635	$0.284	$0.674	$(0.169)	$1.163

Less Distributions
From net investment income	$(0.170)		$(0.355)	$(0.354)	$(0.374)	$(0.401)	$(0.413)

Total distributions	$(0.170)		$(0.355)	$(0.354)	$(0.374)	$(0.401)	$(0.413)

Net asset value — End of period	$9.060		$9.520	$9.240	$9.310	$9.010	$9.580

Total Return(2)	(3.07	)%(3)	7.00%	3.07%	7.64%	(1.93)%	13.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,194		$28,693	$24,873	$20,179	$13,493	$10,922
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.52%	0.53%	0.53%	0.55%	0.56%
Interest and fee expense(6)	0.01	%(5)	0.03%	0.02%	0.03%	0.07%	0.07%
Total expenses(4)	0.53	%(5)	0.55%	0.55%	0.56%	0.62%	0.63%
Net investment income	3.66	%(5)	3.80%	3.80%	4.07%	4.18%	4.47%
Portfolio Turnover	9	%(3)	17%	8%	16%	6%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.110		$8.900	$8.950	$8.750	$9.170	$8.800

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.345	$0.355	$0.375	$0.369	$0.380
Net realized and unrealized gain (loss)	(0.439)		0.207	(0.053)	0.197	(0.423)	0.370

Total income (loss) from operations	$(0.279)		$0.552	$0.302	$0.572	$(0.054)	$0.750

Less Distributions
From net investment income	$(0.161)		$(0.342)	$(0.352)	$(0.372)	$(0.366)	$(0.380)

Total distributions	$(0.161)		$(0.342)	$(0.352)	$(0.372)	$(0.366)	$(0.380)

Net asset value — End of period	$8.670		$9.110	$8.900	$8.950	$8.750	$9.170

Total Return(2)	(3.09	)%(3)	6.32%	3.41%	6.68%	(0.70)%	8.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,669		$147,706	$140,411	$147,461	$156,219	$179,909
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.74	%(5)	0.73%	0.75%	0.74%	0.76%	0.77%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(4)	0.77	%(5)	0.77%	0.78%	0.78%	0.81%	0.82%
Net investment income	3.59	%(5)	3.84%	3.95%	4.25%	4.01%	4.25%
Portfolio Turnover	3	%(3)	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.430		$9.220	$9.270	$9.060	$9.490	$9.110

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.288	$0.298	$0.321	$0.310	$0.326
Net realized and unrealized gain (loss)	(0.459)		0.207	(0.053)	0.206	(0.432)	0.377

Total income (loss) from operations	$(0.328)		$0.495	$0.245	$0.527	$(0.122)	$0.703

Less Distributions
From net investment income	$(0.132)		$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.323)

Total distributions	$(0.132)		$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.323)

Net asset value — End of period	$8.970		$9.430	$9.220	$9.270	$9.060	$9.490

Total Return(2)	(3.50	)%(3)	5.44%	2.66%	5.92%	(1.39)%	7.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,340		$1,746	$2,029	$3,012	$4,517	$7,255
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.48%	1.50%	1.50%	1.52%	1.52%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(4)	1.52	%(5)	1.52%	1.53%	1.54%	1.57%	1.57%
Net investment income	2.83	%(5)	3.10%	3.20%	3.51%	3.26%	3.52%
Portfolio Turnover	3	%(3)	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.430		$9.220	$9.270	$9.060	$9.490	$9.110

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.287	$0.298	$0.319	$0.310	$0.324
Net realized and unrealized gain (loss)	(0.449)		0.208	(0.053)	0.208	(0.432)	0.380

Total income (loss) from operations	$(0.318)		$0.495	$0.245	$0.527	$(0.122)	$0.704

Less Distributions
From net investment income	$(0.132)		$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.324)

Total distributions	$(0.132)		$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.324)

Net asset value — End of period	$8.980		$9.430	$9.220	$9.270	$9.060	$9.490

Total Return(2)	(3.39	)%(3)	5.44%	2.66%	5.92%	(1.39)%	7.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,315		$38,004	$32,695	$32,342	$34,045	$38,268
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.48%	1.50%	1.49%	1.51%	1.52%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(4)	1.52	%(5)	1.52%	1.53%	1.53%	1.56%	1.57%
Net investment income	2.83	%(5)	3.08%	3.20%	3.49%	3.26%	3.49%
Portfolio Turnover	3	%(3)	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.140		$8.940	$8.990	$8.790	$9.200	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.365	$0.375	$0.393	$0.388	$0.400
Net realized and unrealized gain (loss)	(0.440)		0.197	(0.053)	0.198	(0.412)	0.369

Total income (loss) from operations	$(0.270)		$0.562	$0.322	$0.591	$(0.024)	$0.769

Less Distributions
From net investment income	$(0.170)		$(0.362)	$(0.372)	$(0.391)	$(0.386)	$(0.399)

Total distributions	$(0.170)		$(0.362)	$(0.372)	$(0.391)	$(0.386)	$(0.399)

Net asset value — End of period	$8.700		$9.140	$8.940	$8.990	$8.790	$9.200

Total Return(2)	(2.97	)%(3)	6.40%	3.62%	6.88%	(0.37)%	8.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,333		$53,322	$49,036	$39,754	$29,443	$29,484
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.53%	0.55%	0.54%	0.56%	0.57%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(4)	0.56	%(5)	0.57%	0.58%	0.58%	0.61%	0.62%
Net investment income	3.78	%(5)	4.03%	4.15%	4.43%	4.21%	4.45%
Portfolio Turnover	3	%(3)	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

55

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$5,000,000
Interest Rate or Range of Interest Rates (%)	0.86
Collateral for Floating Rate Notes Outstanding	$7,396,937

For the six months ended January 31, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$1,584,891	$5,110,054
Average Interest Rate	1.16%	1.54%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2017.

56

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Funds at January 31, 2017 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts were recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule,

57

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2017	$997,387	$662,277	$566,758	$6,120,511	$5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$4,469,094	$3,735,114	$2,813,253	$30,736,461	$26,282,830

Deferred capital losses:
Short-term	$687,833	$1,419,582	$838,418	$4,149,181	$5,176,494
Long-term	$883,930	$486,794	$340,606	$4,457,300	$9,470,366

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$59,926,130	$78,524,732	$131,499,010	$150,217,913	$201,886,127

Gross unrealized appreciation	$4,174,176	$5,244,075	$5,490,655	$9,139,243	$17,190,366
Gross unrealized depreciation	(443,547)	(316,518)	(1,760,253)	(1,299,108)	(3,720,743)

Net unrealized appreciation	$3,730,629	$4,927,557	$3,730,402	$7,840,135	$13,469,623

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$97,955	$141,075	$255,431	$313,676	$457,087
Effective Annual Rate	0.29%	0.32%	0.35%	0.37%	0.39%

58

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2017 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,562	$2,912	$3,911	$4,630	$6,284
EVD’s Class A Sales Charges	$6,514	$4,886	$5,198	$6,518	$10,471

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2017 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$47,071	$67,251	$72,199	$113,975	$143,017

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$999	$2,916	$771	$—	$5,706
Class C Distribution Fees	$24,883	$25,328	$48,315	$90,732	$135,298

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2017 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$266	$778	$206	$—	$1,521
Class C Service Fees	$6,636	$6,754	$12,884	$24,195	$36,079

59

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended January 31, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$6,000	$4,000
Class B	$—	$800	$—	$—	$—
Class C	$—	$2,000	$2,000	$100	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2017 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$9,351,523	$5,236,247	$16,007,183	$14,906,363	$6,589,048
Sales	$6,683,805	$4,691,415	$16,673,203	$25,417,583	$23,572,242

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	191,068	—	42,885	501,376
Issued to shareholders electing to receive payments of distributions in Fund shares	64,713	245	5,852	7,010
Redemptions	(372,112)	(132)	(53,866)	(438,847)
Exchange from Class B shares	2,243	—	—	—
Exchange to Class A shares	—	(2,019)	—	—

Net increase (decrease)	(114,088)	(1,906)	(5,129)	69,539

60

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	265,388	2,975	116,937	703,252
Issued to shareholders electing to receive payments of distributions in Fund shares	141,053	643	11,696	8,638
Redemptions	(540,667)	(4,003)	(62,328)	(475,251)
Exchange from Class B shares	5,579	—	—	—
Exchange to Class A shares	—	(5,019)	—	—

Net increase (decrease)	(128,647)	(5,404)	66,305	236,639

Connecticut Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	208,449	357	47,401	217,791
Issued to shareholders electing to receive payments of distributions in Fund shares	85,324	444	5,525	12,507
Redemptions	(472,445)	(5,076)	(100,921)	(144,610)
Exchange from Class B shares	1,155	—	—	—
Exchange to Class A shares	—	(1,160)	—	—

Net increase (decrease)	(177,517)	(5,435)	(47,995)	85,688

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	287,072	925	146,735	440,542
Issued to shareholders electing to receive payments of distributions in Fund shares	185,455	1,186	12,399	22,647
Redemptions	(993,423)	(20,372)	(150,133)	(155,531)
Exchange from Class B shares	6,433	—	—	—
Exchange to Class A shares	—	(6,463)	—	—

Net increase (decrease)	(514,463)	(24,724)	9,001	307,658

61

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	569,792	—	90,858	2,754,697
Issued to shareholders electing to receive payments of distributions in Fund shares	101,588	208	12,023	49,628
Redemptions	(1,169,715)	(1,697)	(119,475)	(1,984,894)
Exchange from Class B shares	6,700	—	—	—
Exchange to Class A shares	—	(6,231)	—	—

Net increase (decrease)	(491,635)	(7,720)	(16,594)	819,431

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,002,668	—	256,420	3,132,000
Issued to shareholders electing to receive payments of distributions in Fund shares	211,963	764	24,082	79,215
Redemptions	(1,141,269)	(4,044)	(176,431)	(1,050,344)
Exchange from Class B shares	15,121	—	—	—
Exchange to Class A shares	—	(14,050)	—	—

Net increase (decrease)	88,483	(17,330)	104,071	2,160,871

New Jersey Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	756,498	—	197,723	1,424,038
Issued to shareholders electing to receive payments of distributions in Fund shares	169,325	—	25,106	42,636
Redemptions	(1,173,781)	—	(297,788)	(1,477,849)

Net decrease	(247,958)	—	(74,959)	(11,175)

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	602,825	—	415,700	1,187,421
Issued to shareholders electing to receive payments of distributions in Fund shares	359,689	—	49,155	75,379
Redemptions	(1,717,118)	—	(375,782)	(941,328)

Net increase (decrease)	(754,604)	—	89,073	321,472

62

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,127,103	—	182,901	751,327
Issued to shareholders electing to receive payments of distributions in Fund shares	259,454	2,347	50,615	43,507
Redemptions	(1,866,280)	(12,228)	(663,359)	(958,178)
Exchange from Class B shares	26,919	—	—	—
Exchange to Class A shares	—	(25,999)	—	—

Net decrease	(452,804)	(35,880)	(429,843)	(163,344)

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,712,059	765	844,176	1,334,102
Issued to shareholders electing to receive payments of distributions in Fund shares	529,830	5,876	102,206	79,170
Redemptions	(1,818,606)	(14,198)	(461,982)	(1,066,042)
Exchange from Class B shares	28,386	—	—	—
Exchange to Class A shares	—	(27,408)	—	—

Net increase (decrease)	451,669	(34,965)	484,400	347,230

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2017.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2017 is included in the Portfolio of Investments. At January 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

63

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2017 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$43,945	(1)	$11,300	(1)	$38,923	(1)	$18,834	(1)

Total	$43,945		$11,300		$38,923		$18,834

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2017 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$270,703	(1)	$69,657	(1)	$239,765	(1)	$(110,896	)(1)	$116,015	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$455,720	(2)	$117,185	(2)	$403,638	(2)	$358,770	(2)	$195,309	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended January 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts — Short	$5,660,000	$1,455,000	$5,013,000	$5,599,000	$2,426,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

64

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

At January 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,656,759	$—	$63,656,759

Total Investments	$—	$63,656,759	$—	$63,656,759

Futures Contracts	$43,945	$—	$—	$43,945

Total	$43,945	$63,656,759	$—	$63,700,704

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$83,452,289	$—	$83,452,289

Total Investments	$—	$83,452,289	$—	$83,452,289

Futures Contracts	$11,300	$—	$—	$11,300

Total	$11,300	$83,452,289	$—	$83,463,589

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$135,229,412	$—	$135,229,412

Total Investments	$—	$135,229,412	$—	$135,229,412

Futures Contracts	$38,923	$—	$—	$38,923

Total	$38,923	$135,229,412	$—	$135,268,335

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$153,642,723	$—	$153,642,723
Taxable Municipal Securities	—	4,415,325	—	4,415,325

Total Investments	$—	$158,058,048	$—	$158,058,048

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$220,304,166	$—	$220,304,166
Taxable Municipal Securities	—	51,584	—	51,584

Total Investments	$—	$220,355,750	$—	$220,355,750

Futures Contracts	$18,834	$—	$—	$18,834

Total	$18,834	$220,355,750	$—	$220,374,584

65

Eaton Vance

Municipal Income Funds

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The Funds held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

66

Eaton Vance

Municipal Income Funds

January 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

67

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

68

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.17

Eaton Vance

Municipal Opportunities Fund

Semiannual Report

January 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2017

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	–4.08%	–0.59%	3.67%	5.33%
Class A with 4.75% Maximum Sales Charge	—	—	–8.63	–5.28	2.67	4.43
Class C at NAV	08/18/2014	05/31/2011	–4.52	–1.34	3.24	4.94
Class C with 1% Maximum Sales Charge	—	—	–5.47	–2.32	3.24	4.94
Class I at NAV	05/31/2011	05/31/2011	–3.95	–0.26	3.95	5.63
Bloomberg Barclays Municipal Bond Index	—	—	–3.34%	–0.28%	2.94%	4.13%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.97%	1.72%	0.72%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.08%	1.32%	2.33%
Taxable-Equivalent Distribution Rate				3.67	2.33	4.12
SEC 30-day Yield				1.99	1.34	2.33
Taxable-Equivalent SEC 30-day Yield				3.51	2.37	4.12

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Prior to August 24, 2016, Bloomberg Barclays Municipal Bond Index was named Barclays Municipal Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$959.20	$4.79	0.97%
Class C	$1,000.00	$954.80	$8.47	1.72%
Class I	$1,000.00	$960.50	$3.61	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.94	0.97%
Class C	$1,000.00	$1,016.50	$8.74	1.72%
Class I	$1,000.00	$1,021.50	$3.72	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 90.3%

Security	Principal Amount (000’s omitted)	Value

Education — 3.9%
Boise State University, ID, 5.00%, 4/1/30	$600	$700,500
Boise State University, ID, 5.00%, 4/1/31	600	697,614
Boise State University, ID, 5.00%, 4/1/32	615	710,780
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	700,536
California Infrastructure and Economic Development Bank, (The Colburn School), 1.66%, 6/1/20 (Put Date), 8/1/37(1)	3,000	2,999,310
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	624,641
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	691,230
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	515,759
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	548,805
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,852,855
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,109,120
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,827,499
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/26	2,000	2,475,360
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/26	550	656,331
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/27	1,000	1,181,450
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/28	400	469,140
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	587,903
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	321,096
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	353,757
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	581,570
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	628,935
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,136,880
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	564,450
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	559,445
University of Arkansas, 5.00%, 11/1/24	475	566,533
University of Arkansas, 5.00%, 11/1/25	500	601,515

Security	Principal Amount (000’s omitted)	Value

Education (continued)
University of Idaho, 5.00%, 4/1/24	$500	$589,980
West Virginia University, 1.19%, 10/1/19 (Put Date), 10/1/41(1)	3,500	3,494,435

		$28,747,429

Electric Utilities — 2.2%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$253,123
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	508,847
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	470,284
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,796,886
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,018,340
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,742,037
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,490,955
Nebraska Public Power District, 5.00%, 1/1/24	750	880,890
Omaha Public Power District, NE, 5.00%, 2/1/25	550	650,952
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,924,707
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	993,760
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,365,135
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,164,580
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	150	161,591

		$16,422,087

Escrowed / Prerefunded — 0.3%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,181,980
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	65	69,485

		$2,251,465

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 24.5%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,483,355
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,009,187
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,160,770
Burlington, VT, 5.00%, 11/1/21	600	678,144
Burlington, VT, 5.00%, 11/1/22	500	571,335
Burlington, VT, 5.00%, 11/1/23	500	576,555
Burlington, VT, 5.00%, 11/1/24	400	464,988
Burlington, VT, 5.00%, 11/1/25	500	582,985
Burlington, VT, 5.00%, 11/1/26	250	293,563
Burlington, VT, 5.00%, 11/1/27	225	264,067
Burlington, VT, 5.00%, 11/1/28	185	215,584
Burlington, VT, 5.00%, 11/1/29	195	225,781
California, 5.00%, 3/1/27	5,000	5,889,100
California, 5.00%, 8/1/27	15,000	17,956,200
California, 5.00%, 9/1/29	2,390	2,818,192
Chelsea School District, MI, 4.00%, 5/1/24	765	862,629
Chelsea School District, MI, 4.00%, 5/1/25	765	864,473
Chicago, IL, 5.00%, 12/1/22	2,230	2,239,879
Chicago, IL, 5.625%, 1/1/30(2)	6,000	5,969,220
Chicago, IL, 6.00%, 1/1/38(2)	4,000	4,011,600
Chicago Park District, IL, 5.00%, 1/1/24	500	563,360
Clackamas Community College District, OR, 0.00%, 6/15/21	385	355,082
Dallas, TX, 5.00%, 2/15/23	5,425	6,014,860
Dallas, TX, 5.00%, 2/15/24	2,965	3,366,431
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	5,000	4,130,800
Durand Area Schools, MI, 5.00%, 5/1/22	840	963,640
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,114,128
East Side Union High School District, CA, 5.00%, 8/1/31	1,665	1,953,528
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	975,301
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,078,051
Grossmont Union High School District, CA, 3.00%, 8/1/37	3,000	2,628,750
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,197,737
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,171,288
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,992,496
Haslett Public Schools, MI, 4.00%, 5/1/26	1,325	1,485,126
Illinois, 5.00%, 11/1/18	3,500	3,637,270
Illinois, 5.00%, 2/1/24	5,000	5,237,800
Illinois, 5.00%, 2/1/25	10,000	10,456,900
Illinois, 5.00%, 2/1/28	15,000	15,458,250
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,549,978

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	$900	$1,009,863
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,273,451
Madison, AL, 4.00%, 12/1/23	1,365	1,505,540
Madison, AL, 4.00%, 12/1/25	1,000	1,103,040
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,545,232
Manchester Community Schools, MI, 5.00%, 5/1/25	750	901,170
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,968,946
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	871,583
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,155,200
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	572,980
Mobile County, AL, 5.00%, 6/1/23	860	1,009,717
Mobile County, AL, 5.00%, 6/1/24	300	355,887
New York, NY, 1.24%, 4/1/19 (Put Date), 8/1/27(1)	4,000	3,993,960
New York, NY, 5.00%, 8/1/25	1,000	1,170,270
New York, NY, 5.00%, 8/1/29	450	519,881
Ottawa County, MI, 5.00%, 11/1/22	500	587,605
Ottawa County, MI, 5.00%, 11/1/24	250	301,328
Ottawa County, MI, 5.00%, 11/1/25	300	365,046
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	6,050,700
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,630,573
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	3,000	2,936,580
San Mateo Union High School District, CA, 3.00%, 9/1/41	5,830	5,021,729
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,214,527
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,208,460
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,789,758
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,400,900
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,154,405
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,877,914
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,203,940
Texas, (Texas Transportation Commission), 5.00%, 4/1/28	5,000	5,979,750
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	467,176
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	579,415
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	344,238
Upper Merion Area School District, PA, 5.00%, 1/15/32	500	568,405
Upper Merion Area School District, PA, 5.00%, 1/15/34	650	733,057
Upper Merion Area School District, PA, 5.00%, 1/15/36	620	695,051

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Upper Merion Area School District, PA, 5.00%, 1/15/38	$550	$614,130
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,673,186
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	823,383
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	630,912
Will County Community High School District No. 210, IL, 4.00%, 1/1/18	1,210	1,204,809

		$178,482,080

Hospital — 22.9%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$1,500	$1,605,345
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/17	200	204,458
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	633,174
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	671,045
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,282,283
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,060,804
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,285,279
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	863,164
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	265,589
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,000	1,135,640
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	300,945
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,542,024
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	331,250
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,141,900
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	365,408
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,500	1,656,900
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,365	3,667,682
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,875,215
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,211,807
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	109,266

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	$200	$223,312
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	396,655
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	328,803
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	119,939
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	162,536
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	265,135
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	493,676
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	700	764,918
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,622,220
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.475%, 7/1/20 (Put Date), 7/1/49(1)	13,665	13,610,887
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.067%, 7/1/19 (Put Date), 7/1/49(1)	4,465	4,448,256
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	1,916,437
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	233,687
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	353,529
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	159,837
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	212,706
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	510,150
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,149,510
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,284,485
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,046,123
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	4,606,813
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	8,521,440
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,127,380
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,855,153

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	$475	$511,494
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	446,054
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	488,620
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	520,942
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	602,817
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	917,955
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	678,462
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	3,000	2,972,880
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,139,640
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,017,941
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,147,680
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,042,563
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,455,142
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	137,205
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	955	954,971
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	581,975
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,273,932
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	3,335	3,728,964
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,307,124
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	1,150	1,298,672
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	302,126
Michigan Finance Authority, (McLaren Health Care), 1.276%, 10/15/20 (Put Date), 10/15/38(1)	5,000	4,936,700
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,543,822
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,151,830

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	$1,000	$1,099,280
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	684,285
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	556,550
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,950,714
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,391,143
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,163,130
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,840,499
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,330,480
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,504,978
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,686,438
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27(2)	1,000	1,108,910
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29(2)	500	547,295
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	568,055
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.324%, 5/1/18(1)	4,075	4,080,705
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	501,622
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	689,760
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,355,800
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(3)	700	763,651
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(3)	1,000	1,090,570
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(3)	300	321,615
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	500	534,195
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(3)	600	641,034
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	479,138

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	$1,000	$1,064,750
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(3)	1,100	1,171,225
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,100	1,171,225
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	1,100	1,171,225
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	1,200	1,273,344
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,061,120
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	250,857
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	970,955
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	552,595
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	570,905
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/31	5,000	5,485,600
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	563,680
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,082,280
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,280	1,458,995
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,574,744
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,709,789
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,168,110
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	535,767
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	454,388
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	571,135
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	570,750
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	564,100
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	557,210
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,139,860
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,002,280

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	$1,000	$1,174,120
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	271,755

		$166,814,887

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$533,380
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	998,916
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	440,260
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	524,338

		$2,496,894

Industrial Development Revenue — 3.6%
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 8/15/17 (Put Date), 2/15/27	$1,000	$998,210
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 9/1/17 (Put Date), 9/1/29	1,000	998,290
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	940	903,678
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	233,978
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	7,250	7,112,613
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,081,010
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	4,941,100
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,045,680
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.41%, 12/2/19 (Put Date), 12/1/44(1)	9,000	8,953,740

		$26,268,299

Insured – Electric Utilities — 1.3%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,073,740
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,706,190
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	282,232

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$3,500	$3,698,835
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	143,336
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	723,415
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	558,207
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	130,230

		$9,316,185

Insured – Escrowed / Prerefunded — 0.1%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$285,225
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	211	221,177

		$506,402

Insured – General Obligations — 3.7%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$403,120
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	343,467
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	346,416
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,027,866
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,055,178
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	747,947
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	762,186
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	763,693
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,142,850
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,151,390
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,420,839
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	1,900,754
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,397,387
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	39	39,572
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,876
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,955
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	165,140
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	231,157
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,116
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,207
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	66,034
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	330,113
Grand Rapids Public Schools, MI, (AGM), 4.00%, 5/1/17	500	503,995
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,436,177
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,805,822
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	992,759
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,023,318

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$863,138
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,397
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,072,967
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	571,916
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	402,962
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	877,347

		$27,364,061

Insured – Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$436,780
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	472,608
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	423,692

		$1,333,080

Insured – Other Revenue — 0.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), (AGM), 4.00%, 7/15/29	$1,000	$1,047,530
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,150

		$1,167,680

Insured – Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$413,530
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,342,720
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	189,060
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	184,429
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,153,280

		$3,283,019

Insured – Transportation — 2.7%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,422,691
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	202,984

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	$3,560	$2,616,386
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	3,250	3,260,270
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,133,450
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	854,466
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,565,562
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	575,018
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	111,534
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,364,986
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,721,194
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,558,081
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	988,463
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	402,663
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	104,747
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	208,744
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,396,859

		$19,488,098

Insured – Water and Sewer — 0.7%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$188,921
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,562,640
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,373

		$4,853,934

Lease Revenue / Certificates of Participation — 1.3%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,145,300
New Jersey Economic Development Authority, (School Facilities Construction), 2.26%, 3/1/28(1)	7,500	6,928,350

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	$500	$541,750
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	538,455

		$9,153,855

Other Revenue — 2.8%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,758,969
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,171,400
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,174,862
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	4,160	4,834,586
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	639,312
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,115,405
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.267%, 8/1/19 (Put Date), 11/1/39(1)	1,300	1,296,191
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	107,237
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	708,736
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,515,795
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	769,720

		$20,092,213

Senior Living / Life Care — 3.2%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$559,160
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	566,210
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	399,777
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	355,483
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	511,545
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,903,657
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,440,318

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Howard County, MD, (Vantage House), 5.00%, 4/1/21	$770	$788,549
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,594,712
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,632,611
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,716,018
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	167,913
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	410	429,258
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,560	1,611,652
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(3)	1,750	1,689,258
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(3)	750	769,515
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,830,479
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,114,822

		$23,080,937

Special Tax Revenue — 4.8%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,773,570
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	41,881
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	60,105
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	851,476
Louisiana, Gasoline and Fuels Tax Revenue, 1.01%, 5/1/18 (Put Date), 5/1/43(1)	6,000	5,961,540
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,870,580
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/32	2,000	2,250,360
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/33	1,140	1,276,937
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/34	1,000	1,115,100
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,198,303
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	5,000	6,060,350
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	2,929,900
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,000	3,611,670
South Village Community Development District, FL, 2.00%, 5/1/20	305	304,045

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
South Village Community Development District, FL, 2.00%, 5/1/21	$100	$97,903
South Village Community Development District, FL, 2.125%, 5/1/22	100	96,864
South Village Community Development District, FL, 2.375%, 5/1/23	100	96,411
South Village Community Development District, FL, 2.50%, 5/1/24	100	94,929
South Village Community Development District, FL, 2.75%, 5/1/25	100	93,898
South Village Community Development District, FL, 3.25%, 5/1/27	100	93,168
South Village Community Development District, FL, 4.35%, 5/1/26	645	612,847
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,689,480

		$35,181,317

Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$556,985

		$556,985

Transportation — 9.9%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,282,260
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,249,681
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	400,586
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	567,120
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	621,231
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	841,845
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	669,276
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	670	732,424
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,243,204
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,103,040
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,315,900
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,580,450
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	585,525
Denver City and County, CO, Airport System Revenue, 1.40%, 11/15/19 (Put Date), 11/15/31(1)	2,400	2,403,456
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	282,653

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Illinois Toll Highway Authority, 5.00%, 1/1/27	$1,250	$1,429,412
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,678,493
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,154,086
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	941,576
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,164,110
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,048,960
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	3,000	3,071,430
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.86%, 12/15/21 (Put Date), 6/15/34(1)	1,750	1,686,860
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,819,904
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,831,248
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,122,750
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,063,940
Pennsylvania Turnpike Commission, 1.54%, 12/1/20(1)	1,000	997,550
Pennsylvania Turnpike Commission, 1.81%, 12/1/19(1)	500	503,155
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	560,890
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	559,615
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	834,802
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,605,773
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	566,760
Triborough Bridge and Tunnel Authority, NY, 1.217%, 2/1/21 (Put Date), 1/1/32(1)	10,000	9,926,200

		$72,446,165

Water and Sewer — 1.2%
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	$390	$433,048
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	560,742
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	134,495
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	314,579
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,382,379
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,048,240

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Riverside, CA, Water System Revenue, 1.29%, 1/15/20 (Put Date), 10/1/35(1)	$5,000	$4,999,150

		$8,872,633

Total Tax-Exempt Municipal Securities — 90.3% (identified cost $660,739,002)		$658,179,705

Taxable Municipal Securities — 6.9%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,010,120

		$2,010,120

General Obligations — 2.1%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,247,201
Chicago, IL, 7.375%, 1/1/33	3,250	3,309,117
Chicago, IL, 7.75%, 1/1/42	5,810	5,886,459
Chicago, IL, 7.781%, 1/1/35	2,600	2,683,278

		$15,126,055

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,500	$1,625,835

		$1,625,835

Insured – General Obligations — 1.5%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$3,663	$3,611,010
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,697,484

		$11,308,494

Insured – Special Tax Revenue — 0.7%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17	$845	$846,445
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	905	914,132
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,035,644
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 2.625%, 9/1/20	325	321,136
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	341,636

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	$350	$348,222
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	511,280
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	496,720
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	499,855

		$5,315,070

Lease Revenue / Certificates of Participation — 1.5%
West Palm Beach, FL, (Police Pension Funding), 3.121%, 10/1/27	$1,105	$1,054,645
West Palm Beach, FL, (Police Pension Funding), 3.421%, 10/1/29	1,275	1,232,173
West Palm Beach, FL, (Police Pension Funding), 3.998%, 10/1/35	8,585	8,361,189

		$10,648,007

Transportation — 0.6%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,926,100
Port of Vancouver, WA, 4.01%, 12/1/46	2,500	2,295,800

		$4,221,900

Total Taxable Municipal Securities — 6.9% (identified cost $49,984,493)		$50,255,481

Corporate Bonds & Notes — 1.6%

Security	Principal Amount (000’s omitted)	Value

Education — 0.1%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,011,727

		$1,011,727

Health Care — 1.5%
Care New England Health System, 5.50%, 9/1/26	$11,000	$10,591,647

		$10,591,647

Total Corporate Bonds & Notes — 1.6% (identified cost $11,721,305)		$11,603,374

Closed-End Funds — 1.7%

Security	Shares	Value

Nuveen AMT-Free Quality Municipal Income Fund	943,601	$12,549,893

Total Closed-End Funds — 1.7% (identified cost $13,058,575)		$12,549,893

Total Investments — 100.5% (identified cost $735,503,375)		$732,588,453

Other Assets, Less Liabilities — (0.5)%		$(3,482,436)

Net Assets — 100.0%		$729,106,017

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	17.3%
New York	12.2%
California	11.4%
Others, representing less than 10% individually	59.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2017, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.7% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $21,218,156 or 2.9% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2017
Investments, at value (identified cost, $735,503,375)	$732,588,453
Cash	10,457
Interest and dividends receivable	6,710,239
Receivable for investments sold	26,598,886
Receivable for Fund shares sold	4,570,919
Total assets	$770,478,954

Liabilities
Demand note payable	$10,600,000
Payable for investments purchased	14,002,680
Payable for when-issued securities	11,512,890
Payable for Fund shares redeemed	4,433,779
Distributions payable	236,773
Payable to affiliates:
Investment adviser and administration fee	333,351
Distribution and service fees	82,570
Accrued expenses	170,894
Total liabilities	$41,372,937
Net Assets	$729,106,017

Sources of Net Assets
Paid-in capital	$738,456,335
Accumulated net realized loss	(6,536,003)
Accumulated undistributed net investment income	100,607
Net unrealized depreciation	(2,914,922)
Net Assets	$729,106,017

Class A Shares
Net Assets	$178,398,182
Shares Outstanding	15,393,079
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.59
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.17

Class C Shares
Net Assets	$52,983,637
Shares Outstanding	4,574,369
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.58

Class I Shares
Net Assets	$497,724,198
Shares Outstanding	42,890,524
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2017
Interest	$10,442,200
Dividends	185,373
Total investment income	$10,627,573

Expenses
Investment adviser and administration fee	$2,196,971
Distribution and service fees
Class A	209,522
Class C	262,849
Trustees’ fees and expenses	21,945
Custodian fee	87,870
Transfer and dividend disbursing agent fees	150,217
Legal and accounting services	47,437
Printing and postage	20,875
Registration fees	62,074
Miscellaneous	118,786
Total expenses	$3,178,546

Net investment income	$7,449,027

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(6,669,155)
Net realized loss	$(6,669,155)
Change in unrealized appreciation (depreciation) —
Investments	$(32,667,316)
Net change in unrealized appreciation (depreciation)	$(32,667,316)

Net realized and unrealized loss	$(39,336,471)

Net decrease in net assets from operations	$(31,887,444)

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
From operations —
Net investment income	$7,449,027	$9,505,875
Net realized gain (loss) from investment transactions and financial futures contracts	(6,669,155)	3,815,621
Net change in unrealized appreciation (depreciation) from investments	(32,667,316)	27,481,634
Net increase (decrease) in net assets from operations	$(31,887,444)	$40,803,130
Distributions to shareholders —
From net investment income
Class A	$(1,550,175)	$(2,146,857)
Class C	(287,085)	(331,564)
Class I	(5,507,378)	(6,785,591)
From net realized gain
Class A	(722,648)	—
Class C	(228,720)	—
Class I	(2,284,460)	—
Total distributions to shareholders	$(10,580,466)	$(9,264,012)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$71,428,206	$105,847,310
Class C	16,517,014	27,878,776
Class I	209,647,553	341,265,513
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,154,522	2,043,156
Class C	409,142	243,543
Class I	5,929,692	4,814,202
Cost of shares redeemed
Class A	(40,348,106)	(48,788,818)
Class C	(8,264,053)	(4,448,567)
Class I	(189,026,529)	(77,368,696)
Net increase in net assets from Fund share transactions	$68,447,441	$351,486,419

Net increase in net assets	$25,979,531	$383,025,537

Net Assets
At beginning of period	$703,126,486	$320,100,949
At end of period	$729,106,017	$703,126,486

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$100,607	$(3,782)

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Financial Highlights

	Class A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015		2014		2013		2012
Net asset value — Beginning of period	$12.250		$11.490	$11.180		$10.240		$11.240		$10.090

Income (Loss) From Operations
Net investment income	$0.113		$0.218	$0.202		$0.242		$0.225		$0.257
Net realized and unrealized gain (loss)	(0.611)		0.760	0.319		0.940		(0.739)		1.205

Total income (loss) from operations	$(0.498)		$0.978	$0.521		$1.182		$(0.514)		$1.462

Less Distributions
From net investment income	$(0.111)		$(0.218)	$(0.202)		$(0.242)		$(0.225)		$(0.257)
From net realized gain	(0.051)		—	(0.009)		—		(0.261)		(0.055)

Total distributions	$(0.162)		$(0.218)	$(0.211)		$(0.242)		$(0.486)		$(0.312)

Net asset value — End of period	$11.590		$12.250	$11.490		$11.180		$10.240		$11.240

Total Return(1)	(4.08	)%(2)	8.59%	4.68	%(3)	11.69	%(3)	(4.87	)%(3)	14.69	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,398		$154,283	$87,416		$16,715		$15,596		$6,886
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.97	%(5)	0.97%	1.00	%(3)	1.09	%(3)	1.10	%(3)	1.10	%(3)
Net investment income	1.88	%(5)	1.85%	1.72%		2.25%		2.02%		2.36%
Portfolio Turnover	41	%(2)	58%	79%		283%		85%		85%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24% and 0.54% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31, 2016	Period Ended July 31, 2015(1)
Net asset value — Beginning of period	$12.250		$11.480	$11.270

Income (Loss) From Operations
Net investment income	$0.067		$0.129	$0.103
Net realized and unrealized gain (loss)	(0.621)		0.770	0.219

Total income (loss) from operations	$(0.554)		$0.899	$0.322

Less Distributions
From net investment income	$(0.065)		$(0.129)	$(0.103)
From net realized gain	(0.051)		—	(0.009)

Total distributions	$(0.116)		$(0.129)	$(0.112)

Net asset value — End of period	$11.580		$12.250	$11.480

Total Return(2)	(4.52	)%(3)	7.87%	2.86	%(3)(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,984		$47,302	$21,534
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.72	%(6)	1.72%	1.75	%(4)(6)
Net investment income	1.12	%(6)	1.09%	0.91	%(6)
Portfolio Turnover	41	%(3)	58%	79	%(7)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the year ended July 31, 2015.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015		2014		2013		2012
Net asset value — Beginning of period	$12.270		$11.500	$11.190		$10.250		$11.250		$10.090

Income (Loss) From Operations
Net investment income	$0.128		$0.248	$0.232		$0.269		$0.253		$0.286
Net realized and unrealized gain (loss)	(0.621)		0.770	0.319		0.939		(0.738)		1.215

Total income (loss) from operations	$(0.493)		$1.018	$0.551		$1.208		$(0.485)		$1.501

Less Distributions
From net investment income	$(0.126)		$(0.248)	$(0.232)		$(0.268)		$(0.254)		$(0.286)
From net realized gain	(0.051)		—	(0.009)		—		(0.261)		(0.055)

Total distributions	$(0.177)		$(0.248)	$(0.241)		$(0.268)		$(0.515)		$(0.341)

Net asset value — End of period	$11.600		$12.270	$11.500		$11.190		$10.250		$11.250

Total Return(1)	(3.95	)%(2)	8.95%	4.94	%(3)	11.96	%(3)	(4.62	)%(3)	15.10	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$497,724		$501,541	$211,151		$42,549		$16,369		$12,546
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.73	%(5)	0.72%	0.75	%(3)	0.84	%(3)	0.85	%(3)	0.85	%(3)
Net investment income	2.12	%(5)	2.09%	1.98%		2.44%		2.30%		2.68%
Portfolio Turnover	41	%(2)	58%	79%		283%		85%		85%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24% and 0.54% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

21

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$735,103,105

Gross unrealized appreciation	$8,402,376
Gross unrealized depreciation	(10,917,028)

Net unrealized depreciation	$(2,514,652)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended January 31, 2017, the investment adviser and administration fee amounted to $2,196,971 or 0.59% (annualized) of the Fund’s average daily net assets. EVM had

22

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through November 30, 2016. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended January 31, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2017, EVM earned $1,334 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,904 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2017 amounted to $209,522 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2017, the Fund paid or accrued to EVD $197,137 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2017 amounted to $65,712 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2017, the Fund was informed that EVD received approximately $17,000 and $6,000 of CDSCs paid by Class A shareholders and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $364,472,846 and $300,431,805, respectively, for the six months ended January 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Sales	6,055,068	8,919,968
Issued to shareholders electing to receive payments of distributions in Fund shares	184,215	171,687
Redemptions	(3,436,718)	(4,111,466)

Net increase	2,802,565	4,980,189

23

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Sales	1,380,075	2,339,659
Issued to shareholders electing to receive payments of distributions in Fund shares	35,178	20,465
Redemptions	(703,298)	(373,515)

Net increase	711,955	1,986,609

Class I	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Sales	17,712,334	28,600,712
Issued to shareholders electing to receive payments of distributions in Fund shares	505,510	402,797
Redemptions	(16,203,802)	(6,486,963)

Net increase	2,014,042	22,516,546

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2017, the Fund had a balance outstanding pursuant to this line of credit of $10,600,000 at an interest rate of 1.66%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2017. The Fund’s average borrowings or allocated fees during the six months ended January 31, 2017 were not significant.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2017, there were no obligations outstanding under these financial instruments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$658,179,705	$—	$658,179,705
Taxable Municipal Securities	—	50,255,481	—	50,255,481
Corporate Bonds & Notes	—	11,603,374	—	11,603,374
Closed-End Funds	12,549,893	—	—	12,549,893

Total Investments	$12,549,893	$720,038,560	$—	$732,588,453

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Municipal Opportunities Fund

January 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: March 24, 2017